Employee Benefit Plans (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	$ 41,300	$ 35,888
Defined Benefit Plan, Funded Status of Plan	(51,801)	(33,737)
Pension Plans, Defined Benefit [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Defined Benefit Plan, Fair Value of Plan Assets, Beginning Balance	35,888	30,923
Defined Benefit Plan, Actual Return on Plan Assets	540	4,383
Defined Benefit Plan, Contributions by Employer	6,972	1,862
Defined Benefit Plan, Contributions by Plan Participants	0	0
Defined Benefit Plan, Benefits Paid	(2,100)	(1,280)
Defined Benefit Plan Administrative Expense	0	0
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	41,300	35,888
Defined Benefit Plan, Funded Status of Plan	(51,801)	(33,737)
Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Defined Benefit Plan, Fair Value of Plan Assets, Beginning Balance	0	0
Defined Benefit Plan, Actual Return on Plan Assets	0	0
Defined Benefit Plan, Contributions by Employer	40	70
Defined Benefit Plan, Contributions by Plan Participants	176	127
Defined Benefit Plan, Benefits Paid	(216)	(108)
Defined Benefit Plan Administrative Expense	0	(89)
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	0	0
Defined Benefit Plan, Funded Status of Plan	$ (28,854)	$ (18,395)